Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Leases
Lessor
Rental Revenue
The Company’s real estate properties are leased to tenants under operating leases with varying terms. Typically, the leases have provisions to extend the terms of the lease agreements. The Company retains substantially all of the risks and benefits of ownership of the real estate properties leased to tenants.
Future minimum rent to be received from the Company's investments in real estate assets under the terms of non-cancelable operating leases in effect as of March 31, 2019, including optional renewal periods for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$109,153
2020	146,830
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,068
$1,696,668

Lessee
Rental Expense
The Company has six ground leases, for which three do not have corresponding operating lease liabilities because the Company did not have future payment obligations at the acquisition of these leases. The ground lease obligations generally require fixed annual rental payments and may also include escalation clauses. The weighted average remaining lease term for the Company's operating leases was 78.1 years and 52.0 years as of March 31, 2019 and December 31, 2018, respectively.
The Company's ground leases do not provide an implicit interest rate. In order to calculate the present value of the remaining ground lease payments, the Company used incremental borrowing rates as of January 1, 2019, adjusted for a number of factors, including the long-term nature of the ground leases, the Company's estimated borrowing costs, and the estimated fair value of the underlying land. The weighted average adjusted incremental borrowing rates ranged between 5.6% and 6.6% as of January 1, 2019.
The future minimum rent obligations, discounted by the Company's adjusted incremental borrowing rates, under non-cancelable ground leases, for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$402
2020	536
2021	536
2022	536
2023	536
Thereafter	70,165
Total undiscounted rental payments	72,711
Less imputed interest	(63,961)
Total operating lease liabilities	$8,750

Due to the adoption of the of ASC 842, the Company reclassified ground lease assets as of January 1, 2019, from acquired intangible assets, net, to right-of-use assets - operating leases within the condensed consolidated balance sheet.
As discussed in Note 2—"Summary of Significant Accounting Policies", the Company adopted ASU 2016-02, effective January 1, 2019, and consequently, financial information was not updated, and the disclosures required under the new lease standard are not provided for dates and periods before January 1, 2019.
The following represents approximate future minimum rent obligations under non-cancelable ground leases by year as of December 31, 2018, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
Total undiscounted rental payments	$2,861
This table excludes future lease payment obligations from one tenant that pays the ground lease obligations directly to the lessor, consistent with the Company's accounting policy prior to its adoption of ASC 842 on January 1, 2019.